License Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
License Agreement
License Agreement

3. License Agreement

On June 13, 2025, the Company entered into a License Agreement (the “License Agreement”) with Simcere Zaiming Pharmaceutical Co., Ltd. (formerly known as Hainan Simcere Zaiming Pharmaceutical Co., Ltd. or hereinafter “Zaiming”), a biopharmaceutical company based in China. Pursuant to the License Agreement, the Company obtained (1) an exclusive, worldwide (excluding the Zaiming Territory, as identified below) license to develop, manufacture, and commercialize Zaiming’s clinical-stage antibody drug conjugate (“ADC”) candidate, SIM0505 (also known as SCR-9359), and related compounds (the “Zaiming Products”), and (2) a non-exclusive, worldwide (excluding the Zaiming Territory) license to use Zaiming’s ADC platform technology to develop ADCs based on the Company’s proprietary antibodies for an additional novel target (the “NextCure Products”). Zaiming retained exclusive rights to develop and commercialize the Zaiming Products and any NextCure Products in China, Hong Kong, Macau, and Taiwan (the “Zaiming Territory”).

Under the License Agreement: (i) the Company agreed to pay $17 million to Zaiming, which included an upfront cash payment of $12 million and an additional $5 million that became payable upon the earlier of a qualifying financing event or December 31, 2025, which became payable on December 31, 2025; (ii) upon initiation of the first Phase 1 clinical trial for SIM0505, the Company agreed to pay Zaiming $1.5 million, which became payable in October 2025; (iii) upon initiation of the first Phase 2 clinical trial for SIM0505, the Company is obligated to issue to Zaiming $1 million in its common stock, or under certain conditions, pay an equivalent cash amount in lieu of common stock; (iv) the Company is obligated to pay Zaiming certain development and regulatory milestone payments of up to $166.5 million per Zaiming product and up to $25.5 million per NextCure product, and certain commercial sales-based milestone payments of up to $535 million; and (v) the Company is obligated to pay tiered royalties on annual net sales of licensed products, at rates ranging from mid-single digit to low double digit percentages for Zaiming products; and low to mid-single digit percentages for NextCure products, in all cases, subject to standard reductions.

The rights acquired under the License Agreement are considered in-process research and development (IPRD) under Accounting Standards Codification (“ASC”) 730, Research and Development. Specifically, ASC 730-10-25-(c) states intangible assets used in research and development activities acquired in an asset acquisition should be expensed at the acquisition date if there is no alternative future use in other research and development projects. Since the acquired asset is the right to a specific compound, the Company does not believe there is an alternative future use and expensed both the upfront $12 million payment and the additional $5 million payment that became due on December 31, 2025. In addition, in October 2025, the Company achieved the first Phase 1 development milestone triggering an obligation of $1.5 million to Zaiming. The combined total of $18.5 million was included in research and development costs in the statement of operations and comprehensive loss for the year ended December 31, 2025. None of the other milestone payments are considered probable and reasonably estimable as of June 30, 2026, so they have not been accrued.

Following the announcement of the proposed merger with Avere Therapeutics on July 14, 2026, the Company initiated certain actions relating to the SIM0505 program. For additional information regarding these actions and the Company’s strategic alternatives with respect to SIM0505, see Note 15, Subsequent Events.

3. License Agreement

On June 13, 2025, the Company entered into a License Agreement (the “License Agreement”) with Simcere Zaiming Pharmaceutical Co., Ltd. (formerly known as Hainan Simcere Zaiming Pharmaceutical Co., Ltd. or hereinafter “Zaiming”), a biopharmaceutical company based in China. Pursuant to the License Agreement, the Company obtained (1) an exclusive, worldwide (excluding the Zaiming Territory, as identified below) license to develop, manufacture, and commercialize Zaiming’s clinical-stage antibody drug conjugate (“ADC”) candidate, SIM0505 (also known as SCR-9359), and related compounds (the “Zaiming Products”), and (2) a non-exclusive, worldwide (excluding the Zaiming Territory) license to use Zaiming’s ADC platform technology to develop ADCs based on the Company’s proprietary antibodies for an additional novel target (the “NextCure Products”). Zaiming retained exclusive rights to develop and commercialize the Zaiming Products and any NextCure Products in China, Hong Kong, Macau, and Taiwan (the “Zaiming Territory”).

Under the License Agreement: (i) the Company agreed to pay $17 million to Zaiming, which includes an upfront cash payment of $12 million and an additional $5 million that became payable upon the earlier of a qualifying financing event or December 31, 2025, which became payable on December 31, 2025; (ii) upon initiation of the first Phase 1 clinical trial for SIM0505, the Company agreed to pay Zaiming $1.5 million, which became payable in October 2025; (iii) upon initiation of the first Phase 2 clinical trial for SIM0505, the Company is obligated to issue to Zaiming $1 million in its common stock, or under certain conditions, pay an equivalent cash amount in lieu of common stock; (iv) the Company is obligated to pay Zaiming certain development and regulatory milestone payments of up to $166.5 million per Zaiming Product and up to $25.5 million per NextCure Product, and certain commercial sales-based milestone payments of up to $535 million; and (v) the Company is obligated to pay tiered royalties on annual net sales of licensed products, at rates ranging from mid-single digit to low double digit percentages for Zaiming Products; and low to mid-single digit percentages for NextCure Products, in all cases, subject to standard reductions.

The rights acquired under the License agreement are considered in-process research and development (IPRD) under ASC 730, Research and Development. Specifically, ASC 730-10-25-(c) states intangible assets used in research and development activities acquired in an asset acquisition should be expensed at the acquisition date if there is no alternative future use in other research and development projects. Since the acquired asset is the right to a specific compound, the Company does not believe there is an alternative future use and expensed both the upfront $12 million payment and the additional $5 million payment that became due on December 31, 2025. In addition, in October 2025, the Company achieved the first Phase 1 development milestone triggering an obligation of $1.5 million to Zaiming. The combined total of $18.5 million is included in research and development costs in the statement of operations and comprehensive loss. None of the other milestone payments are considered probable and reasonably estimated as of December 31, 2025, so they have not been accrued.